Prospectus SI Class [Member] Expense Example - Prospectus-SI Class - Payden Global Fixed Income Fund - Payden Global Fixed Income Fund (SI Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	$ 858